Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding - ACI Canada Legacy Performance Options [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	265,642
Options Exercisable	258,362
0.025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	36,000
Options Exercisable	36,000
Exercise Price (in Dollars per share) | $ / shares	$ 0.025
Expiry Date	Feb. 01, 2026
0.25 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	27,642
Options Exercisable	27,642
Exercise Price (in Dollars per share) | $ / shares	$ 0.25
Expiry Date	Dec. 31, 2027
0.25 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	122,000
Options Exercisable	121,120
Exercise Price (in Dollars per share) | $ / shares	$ 0.25
Expiry Date	Sep. 01, 2028
0.25 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	80,000
Options Exercisable	73,600
Exercise Price (in Dollars per share) | $ / shares	$ 0.25
Expiry Date	Jun. 01, 2029